16 Borrowings (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Total debt	R$ 104,917
Total guaranteed	R$ 104,917
BNB [member]
Disclosure of detailed information about borrowings [line items]
Maturity	March 2023
Guarantees	Bank surety
BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	January 2021
Guarantees	Mortgage of plants, land and property, pledge of machinery and equipment
FUNDES [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	June 2020
Total debt	R$ 15,976
Total guaranteed	R$ 15,976
Guarantees	Mortgage of plants, land and property, pledge of machinery and equipment
FINEP [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	July 2024
Total debt	R$ 33,783
Total guaranteed	R$ 33,783
Guarantees	Bank surety
FINAME [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	April 2021
Total debt	R$ 324
Total guaranteed	R$ 324
Guarantees	Pledge of equipment
FINISA [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	December 2023
Total debt	R$ 4,475
Total guaranteed	R$ 4,475
Guarantees	Bank surety
BNB FNE [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	December 2027
Guarantees	Bank surety and pledge of reserve liquidity fund.
Other [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	July 2021
Guarantees	Pledge of equipment
BNB [Member]
Disclosure of detailed information about borrowings [line items]
Total debt	R$ 24,542
Total guaranteed	24,542
BNDES [Member]
Disclosure of detailed information about borrowings [line items]
Total debt	19,998
Total guaranteed	19,998
BNB-FNE [Member]
Disclosure of detailed information about borrowings [line items]
Total debt	5,582
Total guaranteed	5,582
Other [Member]
Disclosure of detailed information about borrowings [line items]
Total debt	237
Total guaranteed	R$ 237